Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitment and Contingencies
Schedule of Onstream Media Corporation cases and their filing dates
Case	Date Filed
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00191 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00192 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00193 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00194 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00195 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00196 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00197 (DWY)	September 9, 2022

Schedule of Onstream Media Corporation
Case	Date Filed
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00191 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00192 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00193 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00194 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00195 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00196 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00197 (DWY)	September 9, 2022